Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Business and Basis of Presentation

1. Business and Basis of Presentation

Walter Investment Management Corp., or the Company or Walter Investment, is a fee-based business services provider to the residential mortgage industry focused on providing primary and specialty servicing for credit-sensitive residential mortgages and reverse mortgages. The Company also originates, purchases, and sells mortgage loans into the secondary market. In addition, the Company is a mortgage portfolio owner of credit-challenged, non-conforming residential loans and reverse mortgage loans and operates an insurance agency serving residential loan borrowers. The Company operates throughout the U.S. At June 30, 2014, the Company serviced approximately 2.3 million accounts compared to 2.1 million accounts at December 31, 2013.

Certain acronyms and terms used throughout these notes are defined in the Glossary of Terms in Part I, Item 2, “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

Interim Financial Reporting

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and related notes required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014. These unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company’s material estimates and assumptions primarily arise from risks and uncertainties associated with interest rate volatility, prepayment volatility, credit exposure, and borrower mortality rates and include, but are not limited to, the allowance for loan losses as well as the valuation of residential loans, receivables, servicing rights, goodwill and intangible assets, real estate owned, derivatives, curtailment liability, mortgage-backed debt, and HMBS related obligations. Although management is not currently aware of any factors that would significantly change its estimates and assumptions, actual results may differ from these estimates.

Changes in Presentation

Certain prior year amounts have been reclassified to conform to current year presentation.

Warehouse borrowings under the Company’s master repurchase agreements were separated from debt on the consolidated balance sheet. The provision for loan losses associated with the Company’s residential loans carried at amortized cost is now included in other expenses, net on the consolidated statements of comprehensive income (loss).

Recent Accounting Guidance

In January 2014, the FASB issued an accounting standards update that clarifies the definition of an in-substance repossession and foreclosure, and requires additional disclosures related to these items. These amendments reduce diversity in practice by clarifying when an in-substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. The required disclosures under these new amendments require interim and annual disclosures of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The amendments in this standard are effective for the annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2014 with early adoption permitted. The Company will adopt this guidance beginning in the first quarter of 2015. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued guidance that supersedes most revenue recognition requirements regarding contracts with customers to transfer goods or services or for the transfer of nonfinancial assets. The guidance also supersedes most industry specific guidance but does exclude insurance contracts and financial instruments. Under the new guidance, entities are required to recognize revenue in order to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance provides a five-step analysis to be performed on transactions to determine when and how revenue is recognized. This new guidance is effective for fiscal years and interim periods within those annual years beginning after December 15, 2016. Entities have the option of using either a full retrospective application or a modified retrospective application to adopt the guidance. Early adoption is not permitted. The Company is currently evaluating the effect, if any, the guidance will have on its consolidated financial statements and has not yet identified which transition method will be applied upon adoption.

In June 2014, the FASB issued an accounting standards update which, amongst other things, modifies the accounting for repurchase financings which represent the concurrent transfer of a financial asset and the execution of a repurchase agreement with the same counterparty. Under the new guidance, the transfer and repurchase agreement are accounted for separately with the repurchase agreement accounted for as a secured borrowing. This new guidance is effective for annual reporting periods beginning on or after December 15, 2014, and interim periods within those annual periods with early adoption permitted. Upon adoption, the accounting for all outstanding repurchase financing transactions is to be adjusted through a cumulative-effect adjustment to retained earnings. The Company is currently evaluating the effect, if any, the guidance will have on its consolidated financial statements.

In June 2014, the FASB’s EITF reached a final consensus on measuring the financial assets and financial liabilities of a consolidated CFE. The EITF consensus provides an entity with an election to measure the financial assets and financial liabilities of a consolidated CFE to be measured on the basis of either the fair value of the CFE’s financial assets or financial liabilities, whichever is more observable. The effective date of the consensus will be for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and early adoption will be permitted. The Company is currently evaluating the impact on its consolidated financial statements.

1.	Business and Basis of Presentation

Walter Investment Management Corp., or the Company or Walter Investment, is a fee-based business services provider to the residential mortgage industry focused on providing primary and specialty servicing for credit-sensitive residential mortgages and reverse mortgages. The Company also originates, purchases, and sells mortgage loans into the secondary market. In addition, the Company is a mortgage portfolio owner of credit-challenged, non-conforming residential loans and reverse mortgage loans and operates an insurance agency serving residential loan customers. The Company operates throughout the United States, or U.S. At December 31, 2013, the Company serviced approximately 2.1 million accounts compared to 1.0 million accounts at December 31, 2012.

Throughout this Annual Report on Form 10-K, references to “residential loans” refer to residential mortgage loans, including forward mortgage loans, reverse mortgage loans and participations, and residential retail installment agreements, which include manufactured housing loans. References to “borrowers” refer to borrowers under residential mortgage loans and installment obligors under residential retail installment agreements. Forward mortgage loans and residential retail installment agreements are collectively referred to as “forward loans” or “forward mortgages.” Reverse mortgage loans and participations are collectively referred to as “reverse loans” or “reverse mortgages.”

2013 Acquisitions

Acquisition of Certain Net Assets of Residential Capital LLC

On January 31, 2013, the Company completed its joint bid with Ocwen Loan Servicing LLC to acquire certain mortgage-related net assets held by Residential Capital LLC, or ResCap, in an auction sponsored by the U.S. Bankruptcy Court. Pursuant to this agreement, the Company agreed (1) to acquire the rights and assume the liabilities relating to all of ResCap’s Federal National Mortgage Association, or Fannie Mae, mortgage servicing rights, or MSRs, and related servicer advances and (2) to acquire ResCap’s mortgage originations and capital markets platforms, collectively, the ResCap net assets. The acquisition of the ResCap net assets provided the Company with a fully integrated loan originations platform to complement and enhance its servicing business.

Bank of America, N.A. Asset Purchase

On January 31, 2013, the Company closed an agreement to purchase Fannie Mae MSRs, including related servicer advances, from Bank of America, N.A., or BOA. This acquisition was accounted for as an asset purchase.

Acquisition of Certain Net Assets of Ally Bank

On March 1, 2013, the Company acquired the correspondent lending and wholesale broker businesses of Ally Bank. The acquisition of these assets, or the Ally Bank net assets, has allowed the Company to pursue correspondent lending opportunities using the capabilities resident in the ResCap originations platform.

Acquisition of Certain Net Assets of MetLife Bank, N.A.

On March 1, 2013, the Company purchased the residential mortgage servicing platform, including certain servicing-related technology assets, of MetLife Bank, N.A., or MetLife Bank, located in Irving, Texas. The acquisition of these assets, or the MetLife Bank net assets, which includes a residential mortgage servicing platform, is serving to support the Company’s development of a robust dual-track residential mortgage servicing platform.

Investment in UFG Holdings

On July 29, 2013 the Company entered into a strategic relationship with UFG Holdings, LLC, or UFG, a company controlled by an investor group led by Brian Libman, the Company’s former Chief Strategy Officer. On November 30, 2013, UFG closed on its acquisition of 100% of the membership interests of Urban Financial of America, LLC, formerly Urban Financial Group, Inc., or Urban, from a subsidiary of KCG Holdings, Inc. Pursuant to the terms of its agreement with UFG, the Company invested $15.2 million in the form of an unsecured loan with warrants entitling the Company to purchase up to 19% of the common units of UFG, on December 2, 2013. Effective upon the closing of the Company’s investment in UFG, Mr. Libman resigned his position with the Company and its subsidiaries.

Pending Acquisitions

EverBank Financial Corp

On October 30, 2013 the Company entered into a series of definitive agreements to purchase certain private and GSE-backed MSRs and related servicer advances, sub-servicing rights for forward loans and the default servicing platform from Everbank Financial Corp, or Everbank. The Company paid $16.7 million of the estimated total purchase price of $83.4 million for the MSRs on October 30, 2013. The transfer of servicing is subject to investor consent. The remaining MSR purchase price, and related servicer advances will be paid as the related servicing portfolio is transferred. Everbank is currently sub-servicing the MSRs on behalf of the Company, subject to a sub-servicing fee, from October 30, 2013 to the date on which the physical transfer of servicing occurs.

MSR Purchase

On December 10, 2013, the Company entered into an agreement with an affiliate of a national bank to acquire a pool of Fannie Mae MSRs associated with loans totaling approximately $29.4 billion in unpaid principal balance. The transfer of servicing is subject to investor consent. The Company paid $165.0 million of the estimated total purchase price of $330.0 million in December 2013.

2012 Acquisitions

Acquisition of Reverse Mortgage Solutions, Inc.

On November 1, 2012, the Company acquired 100% of the outstanding shares of Reverse Mortgage Solutions, Inc., or RMS. Based in Spring, Texas, RMS provides a full suite of services to the reverse mortgage sector, including servicing, loan origination and securitization, and other ancillary services. The acquisition of RMS positioned the Company as a full-service provider in the reverse mortgage servicing sector with new growth opportunities and represents an extension of the Company’s fee-for-service business model.

Acquisition of Security One Lending

On December 31, 2012, in connection with the execution of a stock purchase agreement, the Company agreed to acquire all of the outstanding shares of Security One Lending, or S1L. Based in San Diego, California, S1L is a retail and wholesale reverse mortgage loan originator. S1L has a long-standing relationship with RMS since S1L has been delivering loans using RMS’ technology and RMS has acquired a significant amount of S1L’s reverse origination production during recent years. The acquisition of S1L has enhanced RMS’ position as an issuer of reverse mortgage product, while also significantly increasing RMS’ retail origination presence. The Company obtained effective control over S1L through an economic closing on December 31, 2012. A legal closing subsequently occurred on April 30, 2013. The economic closing required acquisition method accounting in accordance with the authoritative accounting guidance for business combinations.

2011 Acquisitions

Acquisition of GTCS Holdings, LLC

On July 1, 2011, the Company acquired 100% of the outstanding membership interests of GTCS Holdings, LLC, or Green Tree. Based in St. Paul, Minnesota, Green Tree is a fee-based business services company providing high-touch, third-party servicing of credit-sensitive consumer loans, primarily including residential mortgages and manufactured housing loans. Green Tree also acts as a nationwide agent primarily of property and casualty homeowners’ insurance products for both lender-placed and voluntary insurance coverage. Through the acquisition of Green Tree, the Company increased its ability to provide specialty servicing and generate recurring fee-for-service revenue from a capital-light platform and diversified its revenue streams from complementary businesses. As a result of the acquisition, the Company lost its qualification for Real Estate Investment Trust, or REIT, status.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S., or GAAP. The consolidated financial statements include the accounts of Walter Investment, its wholly-owned subsidiaries, and variable interest entities, or VIEs, of which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated. The results of operations for acquired companies are included from their respective dates of acquisition.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company’s material estimates and assumptions primarily arise from risks and uncertainties associated with interest rate volatility, prepayment volatility, credit exposure, and borrower mortality rates and include, but are not limited to, the allowance for loan losses as well as the valuation of residential loans, receivables, servicing rights, goodwill and intangible assets, real estate owned, derivatives, curtailment liability, mortgage-backed debt, and Home Equity Conversion Mortgage-Backed Securities, or HMBS, related obligations. Although management is not currently aware of any factors that would significantly change its estimates and assumptions in the near term, actual results may differ from these estimates.

Changes in Presentation

Certain prior year amounts have been reclassified to conform to current year presentation.

The Company reclassified amortization of servicing rights, which was previously included as a component of depreciation and amortization, to be presented with servicing revenue and fees in the financial statement line item, net servicing revenue and fees. Given the growth in the Company’s third-party servicing portfolio resulting from recent acquisitions, this change in presentation was made to better reflect the economics of servicing activities. This change in presentation resulted in a reduction of $50.5 million and $28.6 million to historical servicing revenue and fees and depreciation and amortization for the years ended December 31, 2012 and 2011, respectively.

The Company segregated residential loans at amortized cost, net and residential loans at fair value into two separate line items on the consolidated balance sheets. These assets were previously presented in the aggregate in residential loans, net on the consolidated balance sheets.

The company removed net fair value gains on reverse loans and related HMBS obligations from net fair value gains (losses). The historical financial statement line item of net fair value gains (losses) is now referred to as other net fair value gains (losses) in order to reflect the segregation of net fair value gains on reverse loans and related HMBS obligations. The Company also reclassified net fair value gains on reverse loans and related HMBS obligations to a component of revenues on the consolidated statements of comprehensive income (loss) in order to better reflect the economics of the Company’s Reverse Mortgage segment as a significant and growing part of the Company’s operations.

Accounting for Certain Purchased Servicing Rights

At December 31, 2012 and during the three months ended March 31, 2013, the Company purchased MSR portfolios as part of certain business combination and asset purchase transactions. During the second quarter of 2013, the Company, in consultation with its advisors, made a correction to its accounting for servicing rights and related intangible assets. There was no significant impact on previously reported net income, earnings per share, stockholders’ equity, or net cash provided by or used in operating activities as a result of this change. The Company has concluded that the impact was not material to the Company’s consolidated financial statements at December 31, 2012 or for the three months ended March 31, 2013.

At December 31, 2012, the value assigned to these acquired portfolios was reflected in servicing rights, net and intangible assets, net. Effective with the change, the entire value is now reflected in servicing rights, net. As a result, servicing rights, net increased and intangible assets, net decreased by $17.4 million at December 31, 2012.

The disclosures related to servicing rights and intangible assets also reflect corrections, including the revision of certain market data assumptions used to estimate the fair value of these servicing rights. The previously disclosed estimate of intangible asset amortization expected to be expensed in future periods is now reflected in net servicing revenue and fees as a realization of expected cash flows for the related servicing rights; however, the timing of recognition may differ as the intangible amortization model differs from the servicing rights fair value measurement model.

Servicing Rights Fair Value Election

Prior to January 1, 2013, all servicing rights were initially recorded at fair value and subsequently accounted for at amortized cost. In addition, the Company classified its servicing rights as either a forward loan class or a reverse loan class. Given recent acquisitions and based upon available risk management strategies, effective January 1, 2013, the Company began classifying its servicing rights as a risk-managed forward loan class, a forward loan class, or a reverse loan class. The forward loan class and the reverse loan class continue to be accounted for at amortized cost. The Company has elected to account for the new risk-managed forward loan class at fair value effective as of January 1, 2013. The risk-managed forward loan class consists of servicing rights acquired in 2013 as well as servicing rights acquired on December 31, 2012. The servicing rights acquired on December 31, 2012 were previously accounted for at amortized cost, but are now accounted for at fair value retrospective to January 1, 2013. This election on January 1, 2013 had no impact on retained earnings. Refer to Notes 2 and 12 for further information regarding servicing rights.

Recent Accounting Guidance

In December 2011, the Financial Accounting Standards Board, or FASB, issued an accounting standards update to require disclosure of information about the effect of rights of setoff with certain financial instruments on an entity’s financial position. In January 2013, the FASB issued an accounting standards update that clarifies the aforementioned offsetting disclosure requirements. The disclosure requirements are only applicable to rights of setoff of certain derivative instruments, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with standards set forth by the FASB Codification subject to master netting arrangements or similar agreements. The Company has adopted the amendments in these standards effective in the first quarter of 2013. Adoption of this standard had no significant impact on the Company’s consolidated financial statements. Additional required disclosures are included in Note 7.

In February 2013, the FASB issued an accounting standards update that requires presentation for reclassification adjustments from accumulated other comprehensive income into net income in a single note or on the face of the financial statements. The Company has adopted the amendments in this standard effective in the first quarter of 2013. The adoption of this standard had an immaterial effect on the Company’s consolidated financial statements and as such, the required presentation is not included herein.

In July 2013, the FASB issued an accounting standards update that specifies that unrecognized tax benefits should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. When a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes, or if the entity does not intend to use the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this accounting standards update is not expected to have a significant impact on the Company’s consolidated financial statements.

In January 2014, the FASB issued an accounting standards update that clarifies the definition of an in substance repossession and foreclosure, and requires additional disclosures related to these items. These amendments reduce diversity by clarifying when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. The required disclosures under these new amendments require interim and annual disclosures of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The amendments in this standard are effective for the annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2014 with early adoption permitted. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.